Accounting policies IFRS 16 disclosure (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure changes in accounting policy IFRS 16 [Line Items]
Other provisions			€ 113.7	€ 140.8	€ 193.7
Increase (decrease) in accounting estimate			227.1	168.5	76.0
EBITDA			329.4	285.3	€ 189.2
Bjuv Facility | Sweden | Onerous/unfavorable contracts - lease
Disclosure changes in accounting policy IFRS 16 [Line Items]
Other provisions			66.9	€ 72.5
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure changes in accounting policy IFRS 16 [Line Items]
Right-of-use assets			84.0
Lease liabilities			€ 120.0
Impairment loss	€ 36.0
Increase (decrease) in accounting estimate		€ 5.0
EBITDA		€ 15.0
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			2.90%
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Bjuv Facility | Sweden | Onerous/unfavorable contracts - lease
Disclosure changes in accounting policy IFRS 16 [Line Items]
Other provisions			€ 66.9